LVIP U.S. Equity Income Maximizer Fund Annual Total Returns	12 Months Ended
Dec. 31, 2025
LVIP U.S. Equity Income Maximizer Fund | Service Class
Prospectus [Line Items]
Annual Return [Percent]	17.36%